Other Equity Instruments - Summary of Other Equity Instruments (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of other equity instruments [line items]
Other equity instruments		£ 2,191,000,000	£ 2,241,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities		£ 500,000,000	500,000,000
Interest rate		0.0675
Other equity interest maturity period		2024-06
Other equity instruments		£ 496,000,000	496,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities		£ 750,000,000	750,000,000
Interest rate		0.07375
Other equity interest maturity period		2022-06
Other equity instruments		£ 745,000,000	745,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities		£ 500,000,000	500,000,000
Interest rate	0.0533	0.0533
Other equity instruments		£ 0	500,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities		£ 500,000,000	500,000,000
Interest rate		0.0630
Other equity interest maturity period		2025-03
Other equity instruments		£ 500,000,000	500,000,000
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 450,000,000		450,000,000
Interest rate	0.0425	0.0425
Other equity interest maturity period		2026-03
Other equity instruments		£ 450,000,000	£ 0